Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES
12.	INCOME TAXES

The Company is incorporated in Ontario, Canada and is subject to income taxes at a combined federal and provincial statutory rate as at December 31, 2024 and 2023 of 26.5%. The tax on the Company’s net income (loss) before tax differs from the amount that would arise using the tax rate applicable to the Company as follows:

As at	December 31, 2024	December 31, 2023
		$
Net loss before income taxes	(26,948,922)	(19,133,658)
Expected income tax recovery	(7,141,464)	(5,070,420)
Foreign tax rates differences	(226,755)	312,514
Non-deductible items	1,115,325	680,726
Adjustments in respect of prior years	142,541	(45,055)
	(6,110,353)	(4,122,235)
Change in unrecognised deferred tax assets	6,110,353	4,122,235
Income tax expense (recovery)	–	–

The Company and its subsidiaries have not generated any taxable profit in 2024 and 2023. As the Company is in the exploration stage, it is not probable that any tax benefit from available tax losses and tax assets will be realized in the future and therefore, the Company has not recognized their effect in the consolidated statements as at December 31, 2024.

Tax losses and tax assets available in Canada and Colombia to reduce income taxes payable in the future, for which the effect has not been recognized in the consolidated financial statements as at December 31, 2024 are as follows:

As at	December 31, 2024	Expiry Date	December 31, 2023	Expiry Date
	$		$
Tax loss – Colombia (a)	13,020,087	2025-2036	32,438,838	2024-2035
Intangibles – Colombia (a)	36,669,901	2025-2034	–	2024-2033
Fixed assets and others – Colombia	609,182	2025-2034	722,482	2024-2033
Tax loss – Canada	12,153,714	2025-2044	7,149,449	2024-2043
Transaction costs - Canada	177,233	No expiry	177,233	No expiry
Financing costs – Canada	3,655,706	No expiry	1,843,299	No expiry

(a)	Exploration expenses incurred in Colombia are recognized as part of intangible assets for tax purposes resulting in a reclassification between the tax loss and intangible tax pools.

Underlying tax losses and tax assets in Colombia are denominated in Colombian pesos.